Long-term debt - Additional Required Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2032 Notes
Debt Instrument [Line Items]
Interest expense	$ 35,274	$ 0	$ 0
DFC amortization	773	0	0
Amortization of premium/discount, net	343	0	0
2029 Notes
Debt Instrument [Line Items]
Interest expense	20,469	20,469	20,511
DFC amortization	469	469	527
Amortization of premium/discount, net	665	691	695
2027 Notes
Debt Instrument [Line Items]
Interest expense	4,193	22,282	22,218
DFC amortization	886	457	466
Amortization of premium/discount, net	$ 866	$ 460	$ 478